ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]	12. ACCOUNTS RECEIVABLE
	As at December 31,
	2023	2022
Trade and settlement receivables	11,039	11,401
Insurance proceeds receivable	4,057	-
Other receivables	1,418	1,822
	16,514	13,223